Lease Liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of finance lease liabilities [abstract]
Lease liabilities	Lease liabilities

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Balance at the beginning of the year[1]	450.2	436.4
Additions during the year[2]	36.5	71.7
Remeasurements of leases during the year[3]	16.7	8.5
Osisko asset acquisition[4]	—	50.8
Derecognition of Gruyere previously held interest - 50%[5]	(73.0)	—
Gold Road acquisition through business combination - 100%[5]	135.8	—
Interest expense	25.9	24.8
Repayments of principal amount	(103.2)	(92.2)
Repayments of interest expense	(25.9)	(24.8)
Translation adjustment	20.0	(25.0)
Balance at the end of the year	483.0	450.2
Current portion of lease liability	(103.9)	(86.9)
Non-current portion of lease liability	379.1	363.3
Lease liabilities are payable as follows:
Future minimum lease payments
– within one year	130.4	111.3
– later than one and not later than five years	284.4	271.2
– later than five years	173.6	178.4
Total	588.4	560.9
Interest
– within one year	26.5	24.4
– later than one and not later than five years	60.6	62.1
– later than five years	18.3	24.2
Total	105.4	110.7
Present value of minimum lease payments
– within one year	103.9	86.9
– later than one and not later than five years	223.8	209.1
– later than five years	155.3	154.2
Total	483.0	450.2
[1]Leases entered into related mainly to power purchase agreements, rental of gas pipelines, ore haulage and site services, mining equipment hire, transportation contracts, property rentals and other equipment rentals.
[2]The additions in 2025 relate mainly to additional assets in terms of mining contracts and power purchase agreements in Australia and Canada (2024: additional assets in terms of mining contracts and power purchase agreements in Australia and Salares).
[3]The remeasurements in 2025 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index
(“CPI”) (2024: Leases at the Group’s Australian operations that have variable payments linked to the Australian CPI).
[4]Refer to note 18.2 for details of the Osisko asset acquisition.
[5]Refer to notes 18.3 and 20 for details of the Gold Road acquisition.